AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.2%
Long-Term Municipal Bonds – 100.2%
Pennsylvania – 89.9%
Allegheny County Airport Authority Series 2021-A 5.00%, 01/01/2028	$1,000	$1,251,124
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018A 5.00%, 04/01/2036	1,600	1,964,515
Altoona Area School District BAM Series 2018 5.00%, 12/01/2039	2,000	2,388,915
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 01/01/2035	415	424,249
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043	500	563,515
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	420	503,649
Bucks County Water & Sewer Authority AGM Series 2015A 5.00%, 12/01/2037	780	890,460
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018A 5.00%, 11/15/2042	1,000	1,217,272
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	720,607
Chester County Health & Education Facilities Authority (Main Line Health System, Inc. Obligated Group) Series 2020A 4.00%, 09/01/2040	1,000	1,193,455
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	375	445,487
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036-05/01/2041	550	628,750
City of Philadelphia PA Series 2014A 5.25%, 07/15/2031 (Pre-refunded/ETM)	2,500	2,797,646
Series 2017 5.00%, 08/01/2031	1,000	1,230,090

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/2036	$1,700	$2,114,040
Series 2018A 5.00%, 10/01/2048	1,000	1,238,967
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	3,105,707
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018A 5.00%, 07/01/2034-07/01/2036	2,200	2,690,932
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	635	689,221
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	2,440	2,624,592
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,792,213
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 05/01/2030 (Pre-refunded/ETM)	1,070	1,156,205
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	777,098
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	1,100	1,243,529
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	500	608,242
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	826,163
Northampton County General Purpose Authority Series 2013A 5.00%, 11/01/2032 (Pre-refunded/ETM)	2,000	2,209,014
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016B 5.25%, 03/01/2037	520	604,069

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	$270	$281,297
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/2032	2,000	2,099,395
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 3.00%, 01/01/2025	1,020	1,092,573
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 4.00%, 04/15/2040	670	791,597
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2036(b)	1,125	1,334,950
Pennsylvania State University (The) Series 2020A 4.00%, 09/01/2050	500	585,782
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	1,000	1,209,923
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018-B 5.00%, 12/01/2038	1,000	1,252,646
Series 2018B 5.00%, 12/01/2043	1,000	1,237,506
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	400	430,705
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2030	480	571,740
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	300	358,101
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	1,181,802

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	$1,000	$1,154,709
Philadelphia Parking Authority (The) Series 2009 5.00%, 09/01/2026	2,725	2,735,259
School District of Philadelphia (The) Series 2019A 5.00%, 09/01/2044	750	939,721
Scranton School District/PA BAM Series 2017E 5.00%, 12/01/2033-12/01/2035	1,800	2,194,503
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)	135	165,872
5.00%, 12/01/2029	865	1,054,178
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 01/01/2035	1,000	1,177,289
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2044 (Pre-refunded/ETM)	1,000	1,124,590

		60,873,864

Alabama – 0.3%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	145	170,438

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	177,274

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	120,178

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	215	228,793

Guam – 2.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	104,936
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	645	744,502

	Principal Amount (000)	U.S. $ Value

Territory of Guam Series 2019 5.00%, 11/15/2031	$95	$111,040
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011-A 5.125%, 01/01/2042	620	629,873

		1,590,351

Kentucky – 0.5%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2041	315	368,657

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	35	41,307

New Jersey – 0.7%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	425	505,080

New York – 4.2%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	190	216,366
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-B 5.00%, 11/01/2030	1,735	1,833,145
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	500	794,839

		2,844,350

Puerto Rico – 1.2%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	117,269
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	250	258,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	87,822
Series 2019-A 4.329%, 07/01/2040	65	73,728
5.00%, 07/01/2058	250	288,840

		825,784

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$120	$119,266

Total Municipal Obligations (cost $62,315,643)		67,865,342

	Shares

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $299,646)	299,646	299,646

Total Investments – 100.7% (cost $62,615,289)(f)		68,164,988
Other assets less liabilities – (0.7)%		(456,385)

Net Assets – 100.0%		$67,708,603

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	435	01/15/2025	2.565%	CPI#	Maturity	$14,605	$—	$14,605
USD	218	01/15/2025	2.613%	CPI#	Maturity	6,879	—	6,879
USD	217	01/15/2025	2.585%	CPI#	Maturity	7,101	—	7,101
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	258,022	—	258,022
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	249,962	—	249,962
USD	170	01/15/2030	1.572%	CPI#	Maturity	20,549	—	20,549
USD	170	01/15/2030	1.587%	CPI#	Maturity	20,279	—	20,279
USD	340	01/15/2031	2.680%	CPI#	Maturity	3,666	—	3,666
USD	200	04/15/2032	CPI#	2.722%	Maturity	488	—	488
USD	340	02/15/2041	CPI#	2.480%	Maturity	(4,890)	—	(4,890)
USD	156	02/15/2041	CPI#	2.500%	Maturity	(1,484)	—	(1,484)
USD	154	02/15/2041	CPI#	2.505%	Maturity	(1,277)	—	(1,277)
USD	130	02/15/2041	CPI#	2.553%	Maturity	453	—	453

						$574,353	$—	$574,353

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,590	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$47,952	$—	$47,952
USD	231	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	6,122	—	6,122
USD	519	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	14,736	—	14,736
USD	1,100	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	(12,606)	—	(12,606)
USD	1,250	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	6,540	—	6,540
USD	1,100	01/15/2031	1.565%	3 Month LIBOR	Semi-Annual/ Quarterly	(27,931)	—	(27,931)
USD	500	02/15/2036	3 Month LIBOR	1.576%	Quarterly/ Semi-Annual	3,334	—	3,334
USD	120	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(8,463)	—	(8,463)

						$29,684	$—	$29,684

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.120%	SIFMA*	Quarterly	$(23,443)	$—	$(23,443)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	(23,946)	—	(23,946)

							$(47,389)	$—	$(47,389)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $2,712,108 or 4.0% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,216,513 and gross unrealized depreciation of investments was $(110,166), resulting in net unrealized appreciation of $6,106,347.

As of August 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.0% and 0.2%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Fund II

AB Pennsylvania Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$67,865,342	$—	$67,865,342
Short-Term Investments	299,646	—	—	299,646

Total Investments in Securities	299,646	67,865,342	—	68,164,988
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	582,004	—	582,004
Centrally Cleared Interest Rate Swaps	—	78,684	—	78,684
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(7,651)	—	(7,651)
Centrally Cleared Interest Rate Swaps	—	(49,000)	—	(49,000)
Interest Rate Swaps	—	(47,389)	—	(47,389)

Total	$299,646	$68,421,990	$—	$68,721,636

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2021 is as follows:

Fund	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$343	$2,805	$2,848	$300	$0	*

*	Amount less than $500.